Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Advisor New Markets Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class M
Trading Symbol	FGWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9
Fidelity New Markets Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity® New Markets Income Fund
Trading Symbol	FNMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9
Fidelity Advisor New Markets Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class Z
Trading Symbol	FGBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9
Fidelity Advisor New Markets Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class C
Trading Symbol	FGYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.83%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9
Fidelity Advisor New Markets Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class A
Trading Symbol	FGVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9
Fidelity Advisor New Markets Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class I
Trading Symbol	FGZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 4,074,947,550
Holdings Count | shares	422
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.9 AA 6.4 A 7.1 BBB 20.4 BB 22.2 B 17.1 CCC,CC,C 16.0 D 0.5 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 62.3 Corporate Bonds 31.0 U.S. Treasury Obligations 2.9 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Mexico 6.8 United States 5.7 Saudi Arabia 4.5 Brazil 4.4 Venezuela 4.0 Turkey 4.0 United Arab Emirates 3.9 Colombia 3.9 Dominican Republic 3.9 Others 58.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dominican Republic 3.9 Republic of Turkiye/The 3.7 Petroleos Mexicanos 3.6 Colombian Republic 2.9 Arab Republic of Egypt 2.8 US Treasury Bonds 2.7 Republic of Nigeria 2.5 Indonesia Government 2.4 Panamanian Republic 2.2 Petroleos de Venezuela SA 2.2 28.9